Note 9. Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]
NOTE 9 - DEPOSITS

Time deposits at December 31, 2011 and 2010 include individual deposits of $100,000 or more approximating $83,842,000 and $80,791,000, respectively.  Interest expense on time deposits of $100,000 or more approximated $1,311,000 for 2011, and $1,520,000 for 2010.  The bank held no brokered deposits at December 31, 2011 or 2010.  Interest on brokered deposits approximated $158,000 in 2010 and none in 2011.

At December 31, 2011, time deposits approximated $242,740,000 and were scheduled to mature as follows: 2012, $160,986,000; 2013, $25,052,000; 2014, $21,658,000; 2015, $17,976,000; 2016, $14,286,000; and thereafter, $2,782,000.